Summary Prospectus
September 1, 2020
Madison Mid Cap Fund
Share Class/Ticker: Class I - MDCIX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at madisonfunds.com/ProspectusReports. You can also obtain this information at no cost by calling (800) 877-6089 or by sending an email request to madisonlitrequests@madisonadv.com. The current prospectus and SAI dated September 1, 2020, are incorporated by reference into this Summary Prospectus.

Beginning March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we will no longer mail paper copies of the funds' shareholder reports, unless you specifically request paper copies from Madison Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Madison Funds website and we will notify you by mail each time a report is posted and provide you with a website link to access the report. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you can update your mailing preferences with your financial intermediary, or enroll in e-delivery at madisonfunds.com (for accounts held directly with the funds).
You may elect to receive all future reports in paper free of charge by calling Madison Funds at (800) 877-6089 if you hold shares directly with the funds. Your election to receive reports in paper will apply to all funds held with Madison Funds. If your fund shares are held through a financial intermediary, please contact them directly to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Investment Objective
The Madison Mid Cap Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and example below do not reflect any transaction fees or commissions that may be charged directly by financial intermediaries when buying or selling shares.

Shareholder Fees: (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.85%
Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$87	$271	$471	$1,049
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
The fund invests generally in common stocks, securities convertible into common stocks and related equity securities of “midsize” companies (for this purpose, “midsize” is defined as those companies with market capitalizations of between $500 million and $50 billion). Under normal market conditions, the fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in such mid cap securities. The fund may also invest and up to 25% of its assets in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities). The fund generally holds 25-40 individual securities in its portfolio at any given time. This reflects the belief of the fund's investment adviser, Madison Asset Management, LLC ("Madison"), that your money should be invested in Madison’s top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the fund’s investment objective.

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MF-MCPI SPRO 0920

The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio manager believes in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation.
Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet. When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities.
Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for the stock has been achieved or exceeded, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The specific risks of owning the fund are set forth below.  You could lose money as a result of investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the fund.
Mid Cap Risk. The fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.
Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depository receipts involve many of the same risks as direct investments in foreign securities.  These risks include, but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

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Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares*

Highest/Lowest quarter end results during this period were:

Highest:	1Q 2019	13.90%
Lowest:	3Q 2011	-16.14%

Average Annual Total Returns
For Periods Ended December 31, 2019

	1 Year	5 Years	10 Years
Class Y Shares – Return Before Taxes	33.52%	11.35%	13.53%
Return After Taxes on Distributions	32.38%	10.08%	11.95%
Return After Taxes on Distributions and Sale of Fund Shares	20.66%	8.78%	10.98%
Class I Shares – Return before Taxes	*	*	*
Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	30.54%	9.33%	13.19%
*The Class I share class is new as of the date of this prospectus; therefore, performance information is not available. Class I shares would have substantially similar returns as Class Y shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. Richard Eisinger (Head of Equities and Portfolio Manager), Haruki Toyama (Director of U.S. Equities and Portfolio Manager) and Andy Romanowich, CFA (Vice President and Portfolio Manager), co-manage the fund. Mr. Eisinger has served in this capacity since January 1998, Mr. Toyama has served in this capacity since February 2015 and Mr. Romanowich has served in this capacity since February 2019.
Purchase and Sale of Fund Shares
The minimum initial investment amount for Class I shares is $250,000 with a subsequent minimum investment of $50,000, except that there is no initial or subsequent minimums for: shares purchased through participating employee benefit plans, and certain other eligible accounts and qualifying investment product platforms offered by financial intermediaries that are generally maintained on the books of the funds at an omnibus level, that have entered into an agreement with the funds’ distributor or Madison; the Board of Trustees of Madison Funds or any other board of trustees affiliated with Madison; or individuals and their immediate family members who are employees, directors, or officers of Madison or its affiliates. The funds reserve the right to accept purchase amounts below the stated minimums on a case-by-case basis if deemed to be in the interest of the funds.
You may generally purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at madisonfunds.com. Requests must be received in good order by the fund or its agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary to learn how to place an order.

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Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. No such payments are made with respect to Class R6. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

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